FUTURE ACCOUNTING DEVELOPMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
FUTURE ACCOUNTING DEVELOPMENTS
47 FUTURE ACCOUNTING DEVELOPMENTS
The following pronouncements are not applicable for the year ending 31 December 2020 and have not been applied in preparing these financial statements.
Interest Rate Benchmark Reform
The IASB’s Phase 2 amendments in response to issues arising from the replacement of interest rate benchmarks in a number of jurisdictions are effective for annual periods beginning on or after 1 January 2021.
Under these amendments, an immediate gain or loss is not recognised in the income statement where the contractual cash flows of a financial asset or financial liability are amended as a direct consequence of the rate reform and the revised contractual terms are economically equivalent to the previous terms. In addition, hedge accounting is continued for relationships that are directly affected by the reform.
These amendments are not expected to have a significant impact on the Group.
Minor amendments to other accounting standards
The IASB has issued a number of minor amendments to IFRSs effective 1 January 2021 and in later years (including IFRS 9 Financial Instruments and IAS 37 Provisions, Contingent Liabilities and Contingent Assets). These amendments are not expected to have a significant impact on the Group.